Restricted Net Assets and Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2024
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of June 30,
	2023	2024	2024
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	23,469	64,689	8,902
Short-term investments	116,090	-	-
Amounts due from intra-Group companies	121,685	62,153	8,553
Prepayments and other current assets	4,798	75,760	10,424
Total current assets	266,042	202,602	27,879
Investment in subsidiaries	183,216	453,384	62,388
Total non-current assets	183,216	453,384	62,388
TOTAL ASSETS	449,258	655,986	90,267
Accrued expenses and other current liabilities	250	300	41
Amounts due to intra-Group companies	-	3,478	479
Total current liabilities	250	3,778	520
Net liabilities of the VIEs	225,310	135,724	18,676
Total non-current liabilities	225,310	135,724	18,676
TOTAL LIABILITIES	225,560	139,502	19,196
SHAREHOLDERS’ EQUITY
Class A ordinary shares	78	81	11
Class B ordinary shares	34	34	5
Treasury stock	-	(109,257)	(15,034)
Additional paid-in capital	1,171,092	1,192,474	164,090
Accumulated other comprehensive income	22,182	17,313	2,382
Accumulative deficit	(969,688)	(584,161)	(80,383)
TOTAL SHAREHOLDERS’ EQUITY	223,698	516,484	71,071
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	449,258	655,986	90,267

Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed statements of operations and comprehensive (loss)/income
	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	(27,583)	(26,486)	(13,651)	(1,878)
Gross Profit	(27,583)	(26,486)	(13,651)	(1,878)
Operating expenses:
Sales and marketing expenses	(86,682)	(52,182)	2,653	365
Research and development expenses	(120,558)	(49,047)	(1,887)	(260)
General and administrative expenses	(57,287)	(72,164)	(28,706)	(3,950)
Total operating expenses	(264,527)	(173,393)	(27,940)	(3,845)
Loss from operations	(292,110)	(199,879)	(41,591)	(5,723)
Other (loss)/income:
Interest income	-	74	2,020	278
Others, net	-	680	6,841	941
Share of (loss)/income from subsidiaries	(4,028)	105,565	348,484	47,953
Income/(loss) from the VIEs	62,712	(14,977)	69,773	9,601
(Loss)/Income before income tax	(233,426)	(108,537)	385,527	53,050
Income tax expense	-	-	-	-
Net (loss)/income	(233,426)	(108,537)	385,527	53,050
Allocation of accretion of Predecessors’ preferred shares	(22,655)	-	-	-
Accretion of the Company’s preferred shares	(2,987)	(22,379)	-	-
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	(259,068)	(130,916)	385,527	53,050

Net (loss)/income	(233,426)	(108,537)	385,527	53,050
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax	1,839	20,343	(4,869)	(670)
Total other comprehensive income/(loss)	1,839	20,343	(4,869)	(670)
Total comprehensive (loss)/income	(231,587)	(88,194)	380,658	52,380

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Net cash used in operating activities	(49)	(13,082)	(8,427)	(1,160)

Cash flows from investing activities:
Loan provided to subsidiaries	(127,165)	(215,277)	(117,217)	(16,130)
Loan repaid by subsidiaries	80,049	100,937	235,424	32,395
Purchase of short-term investments	-	(145,652)	-	-
Proceeds from short-term investments	-	36,300	59,520	8,190
Net cash (used in)/provided by investing activities	(47,116)	(223,692)	177,727	24,455

Cash flows from financing activities:
Contribution from Predecessors	76,178	-	-	-
Proceeds from loans from Predecessors	50,986	-	-	-
Repayment of loans to Predecessors	(79,981)	-	-	-
Proceeds from exercise of share options	-	-	2,467	339
Repurchase of ADSs	-	-	(130,409)	(17,945)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)	-	256,764	-	-
Net cash provided by/(used in) financing activities	47,183	256,764	(127,942)	(17,606)
Effect of exchange rate changes on cash and cash equivalents	-	3,461	(138)	(16)
Net increase in cash and cash equivalents	18	23,451	41,220	5,673
Cash and cash equivalents at beginning of the year	-	18	23,469	3,229
Cash and cash equivalents at end of the year	18	23,469	64,689	8,902